INCOME TAXES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Provision for income tax for the period	$ 1,030,858	$ 1,200,010	$ 1,053,132
Income tax benefit	(35,853)	(94,570)	(101,015)
Total	$ 995,005	$ 1,105,440	$ 952,117